SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Supplementary Financial Statement Information [Abstract]
Schedule of Other Accounts Payable
a.	Other accounts payable

	March 31	December 31
	2026	2025
Accrued expenses	$799	$859
Income tax	51	51
	$850	$910

	December 31
	2025	2024
Accrued expenses	$859	$741
Income tax	51	47
	$910	$788

Schedule of Research and Development Expenses
b.	Research and development expenses:

	Three months ended March 31
	2026	2025
Payroll and related expenses	$263	$369
Share-based compensation expenses	130	-
Subcontractors and consultants	891	156
Rent and maintenance	55	40
Other	31	25
	$1,370	$590

	Year ended December 31,
	2025	2024
Payroll and related expenses	$1,801	$1,231
Share-based compensation expenses	-	2,424
Subcontractors and consultants	5,030	1,890
Rent and maintenance	200	205
Other	109	65
	$7,140	$5,815

Schedule of General and Administrative Expenses
c.	General and administrative expenses:

Payroll and related expenses	$241	$332
Share-based compensation expenses	215	21
Professional services	783	525
Depreciation	2	4
Rent and maintenance	49	30
Patent registration	8	4
Travel expenses	-	54
Other	81	90
	$1,379	$1,060

Payroll and related expenses	$1,527	$1,154
Share-based compensation expenses	134	3,438
Professional services	2,103	1,632
Depreciation	14	25
Rent and maintenance	177	89
Patent registration	59	43
Travel expenses	154	106
Other	324	269
	$4,492	$6,756

Schedule of Financial Expense, Net
d.	Financial expense (income), net:

Change in fair value of financial liabilities measured at fair value	$(15)	$79
Interest expense (income), net	(32)	9
Foreign currency exchange loss (income), net	27	(6)
Other	4	3
Total financial expense (income), net	$(16)	$85

Change in fair value of financial liabilities measured at fair value (including ELOC)	$279	$(1,150)
Issuance costs - ELOC agreement	-	52
Loss upon entering Transactions	-	4,783
Interest income, net	(142)	(1)
Foreign currency exchange loss, net	127	247
Other	13	7
Total financial expense, net	$277	$3,938